FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analyses, using observable market inputs.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, our company looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, and price and rate volatilities as applicable. The fair value of interest rate swap contracts which form part of financing arrangements is calculated by way of discounted cash flows using market interest rates and applicable credit spreads.
Classification of Financial Instruments
Financial instruments classified as fair value through profit or loss are carried at fair value on the unaudited interim condensed and consolidated statements of financial position. Changes in the fair values of financial instruments classified as fair value through profit or loss are recognized in profit or loss. Mark-to-market adjustments for those in an effective hedging relationship and changes in the fair value of securities designated as fair value through other comprehensive income are recognized in other comprehensive income.
Carrying Value and Fair Value of Financial Instruments
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at June 30, 2025:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$1,217	$1,217
Accounts receivable and other (current and non-current)	—	2,312	2,312
Financial assets (current and non-current)(1)	94	37	131
Due from Brookfield Infrastructure	—	1,468	1,468
Total	$94	$5,034	$5,128

Financial liabilities
Accounts payable and other (current and non-current)	$—	$893	$893
Non-recourse borrowings (current and non-current)	—	13,151	13,151
Shares classified as financial liability(2)	—	4,888	4,888
Financial liabilities (current and non-current)(1)	29	—	29
Loans payable to Brookfield Infrastructure	—	100	100
Total	$29	$19,032	$19,061
1.Derivative instruments which are elected for hedge accounting totaling $94 million are included in financial assets and $29 million are included in financial liabilities.
2.Class B shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class B shares meet certain qualifying criteria and are presented as equity. See Note 13, Equity.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2024:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$674	$674
Accounts receivable and other (current and non-current)	—	2,268	2,268
Financial assets (current and non-current)(1)	232	—	232
Due from Brookfield Infrastructure	—	1,278	1,278
Total	$232	$4,220	$4,452

Financial liabilities
Accounts payable and other (current and non-current)	$—	$722	$722
Non-recourse borrowings (current and non-current)	—	12,178	12,178
Shares classified as financial liability(2)	—	4,644	4,644
Financial liabilities (current and non-current)(1)	33	—	33
Loans payable to Brookfield Infrastructure	—	102	102
Total	$33	$17,646	$17,679
1.Derivative instruments which are elected for hedge accounting totaling $232 million are included in financial assets and $33 million are included in financial liabilities.
2.Class B shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class B shares meet certain qualifying criteria and are presented as equity. See Note 13, Equity.
The following table provides the carrying values and fair values of financial instruments as at June 30, 2025 and December 31, 2024:

	June 30, 2025		December 31, 2024
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$1,217	$1,217	$674	$674
Accounts receivable and other (current and non-current)	2,312	2,312	2,268	2,268
Financial assets (current and non-current)	131	131	232	232
Due from Brookfield Infrastructure	1,468	1,468	1,278	1,278
Total	$5,128	$5,128	$4,452	$4,452

Financial liabilities
Accounts payable and other (current and non-current)	$893	$893	$722	$722
Non-recourse borrowings (current and non-current)(1)	13,151	12,883	12,178	11,919
Shares classified as financial liability(2)	4,888	4,888	4,644	4,644
Financial liabilities (current and non-current)	29	29	33	33
Loans payable to Brookfield Infrastructure	100	100	102	102
Total	$19,061	$18,793	$17,679	$17,420
1.Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our global intermodal logistics operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
2.Class B shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii) , Organization and Description of our Company, the class B shares meet certain qualifying criteria and are presented as equity.
Hedging Activities
Our company uses derivatives and non-derivative financial instruments to manage or maintain exposures to interest and currency risks. For certain derivatives which are used to manage exposures, our company determines whether hedge accounting can be applied. When hedge accounting can be applied, a hedge relationship can be designated as a fair value hedge, cash flow hedge or a hedge of foreign currency exposure of a net investment in a foreign operation with a functional currency other than the U.S. dollar. To qualify for hedge accounting, the derivative must be designated as a hedge of a specific exposure and the hedging relationship must meet all of the hedge effectiveness requirements in accomplishing the objective of offsetting changes in the fair value or cash flows attributable to the hedged risk both at inception and over the life of the hedge. If it is determined that the hedging relationship does not meet all of the hedge effectiveness requirements, hedge accounting is discontinued prospectively.
Cash Flow Hedges
Our company uses interest rate swaps to hedge the variability in cash flows related to a variable rate asset or liability and highly probable forecasted issuances of debt. The settlement dates coincide with the dates on which the interest is payable on the underlying debt, and the amount accumulated in equity is reclassified to profit or loss over the period that the floating rate interest payments on debt affect profit or loss. For the three and six-month periods ended June 30, 2025, pre-tax net unrealized losses of $12 million and $27 million, respectively (2024: gains of $7 million and $16 million) were recorded in other comprehensive income for the effective portion of the cash flow hedges. As of June 30, 2025, there was a net derivative asset balance of $65 million relating to derivative contracts designated as cash flow hedges (December 31, 2024: asset balance of $199 million).
Fair Value Hierarchical Levels—Financial Instruments
Fair value hierarchical levels are directly determined by the amount of subjectivity associated with the valuation inputs of these assets and liabilities, and are as follows:

Level 1	—	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2	—	Inputs other than quoted prices included in Level 1 are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life. Fair valued assets and liabilities that are included in this category are primarily certain derivative contracts and other financial assets carried at fair value in an inactive market.

Level 3	—	Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to determining the estimate. Fair valued assets and liabilities that are included in this category are interest rate swap contracts, derivative contracts, certain equity securities carried at fair value which are not traded in an active market and the non-controlling interest’s share of net assets of limited life funds.
The fair value of our company’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for our company’ financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2025	December 31, 2024
Interest rate swaps & other	Level 2(1)
Financial assets		$94	$232
Financial liabilities		29	33
1.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
During the six-month period ended June 30, 2025, no transfers were made between level 1 and 2 or level 2 and 3.